Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Proceeds from related party	$ 53,000	$ 0
Accrued interest	$ 3,049
Interest rate	12.00%
Rock Creek Mining Company [Member]
Related Party Transaction [Line Items]
Professional and Contract Services Expense	$ 6,000
Related Parties [Member]
Related Party Transaction [Line Items]
Advances from related party	21,190	20,252
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Expenses paid	938
Payments on advances	$ 20,000
Director [Member]
Related Party Transaction [Line Items]
Expenses paid		$ 30,528